Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.82%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	1,033	$37,880
Omnicom Group, Inc.	548	39,708
		77,588
Aerospace & Defense–1.48%
Boeing Co. (The)(b)	1,404	308,796
General Dynamics Corp.	594	116,442
Howmet Aerospace, Inc.	988	30,826
Huntington Ingalls Industries, Inc.	103	19,885
L3Harris Technologies, Inc.	514	113,203
Lockheed Martin Corp.	631	217,758
Northrop Grumman Corp.	386	139,018
Raytheon Technologies Corp.	3,868	332,493
Textron, Inc.	574	40,071
TransDigm Group, Inc.(b)	134	83,692
		1,402,184
Agricultural & Farm Machinery–0.26%
Deere & Co.	727	243,596
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,428	85,694
Air Freight & Logistics–0.59%
C.H. Robinson Worldwide, Inc.	337	29,319
Expeditors International of Washington, Inc.	435	51,822
FedEx Corp.	623	136,618
United Parcel Service, Inc., Class B	1,864	339,434
		557,193
Airlines–0.26%
Alaska Air Group, Inc.(b)	340	19,924
American Airlines Group, Inc.(b)	1,688	34,638
Delta Air Lines, Inc.(b)	1,638	69,795
Southwest Airlines Co.(b)	1,514	77,865
United Airlines Holdings, Inc.(b)	842	40,054
		242,276
Alternative Carriers–0.03%
Lumen Technologies, Inc.	2,545	31,533
Apparel Retail–0.33%
Gap, Inc. (The)	564	12,803
Ross Stores, Inc.	916	99,707
TJX Cos., Inc. (The)	3,091	203,944
		316,454
Apparel, Accessories & Luxury Goods–0.16%
Hanesbrands, Inc.	891	15,290
PVH Corp.(b)	182	18,708
Ralph Lauren Corp.	133	14,768
Tapestry, Inc.	714	26,432
Under Armour, Inc., Class A(b)	517	10,433
Under Armour, Inc., Class C(b)	534	9,356
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	850	$56,941
		151,928
Application Software–2.57%
Adobe, Inc.(b)	1,219	701,803
ANSYS, Inc.(b)	223	75,920
Autodesk, Inc.(b)	561	159,980
Cadence Design Systems, Inc.(b)	708	107,220
Ceridian HCM Holding, Inc.(b)	345	38,854
Citrix Systems, Inc.	324	34,788
Intuit, Inc.	697	376,038
Paycom Software, Inc.(b)	123	60,977
PTC, Inc.(b)	278	33,302
salesforce.com, inc.(b)	2,486	674,253
Synopsys, Inc.(b)	391	117,069
Tyler Technologies, Inc.(b)	107	49,076
		2,429,280
Asset Management & Custody Banks–0.82%
Ameriprise Financial, Inc.	291	76,859
Bank of New York Mellon Corp. (The)	2,009	104,147
BlackRock, Inc.	366	306,950
Franklin Resources, Inc.	708	21,042
Invesco Ltd.(c)	874	21,072
Northern Trust Corp.	534	57,570
State Street Corp.	879	74,469
T. Rowe Price Group, Inc.	579	113,889
		775,998
Auto Parts & Equipment–0.14%
Aptiv PLC(b)	694	103,385
BorgWarner, Inc.	625	27,006
		130,391
Automobile Manufacturers–2.06%
Ford Motor Co.(b)	10,062	142,478
General Motors Co.(b)	3,715	195,818
Tesla, Inc.(b)	2,077	1,610,672
		1,948,968
Automotive Retail–0.31%
Advance Auto Parts, Inc.	172	35,929
AutoZone, Inc.(b)	55	93,389
CarMax, Inc.(b)	417	53,359
O’Reilly Automotive, Inc.(b)	175	106,936
		289,613
Biotechnology–1.89%
AbbVie, Inc.	4,509	486,386
Amgen, Inc.	1,454	309,193
Biogen, Inc.(b)	383	108,385
Gilead Sciences, Inc.	3,202	223,660
Incyte Corp.(b)	493	33,909
Moderna, Inc.(b)	898	345,604
Regeneron Pharmaceuticals, Inc.(b)	268	162,188

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	661	$119,899
		1,789,224
Brewers–0.02%
Molson Coors Beverage Co., Class B	482	22,355
Broadcasting–0.15%
Discovery, Inc., Class A(b)	446	11,319
Discovery, Inc., Class C(b)	794	19,270
Fox Corp., Class A	813	32,609
Fox Corp., Class B	380	14,106
ViacomCBS, Inc., Class B	1,550	61,241
		138,545
Building Products–0.49%
A.O. Smith Corp.	354	21,619
Allegion PLC	230	30,401
Carrier Global Corp.	2,221	114,959
Fortune Brands Home & Security, Inc.	353	31,565
Johnson Controls International PLC	1,830	124,586
Masco Corp.	621	34,497
Trane Technologies PLC	614	106,007
		463,634
Cable & Satellite–0.97%
Charter Communications, Inc., Class A(b)	324	235,729
Comcast Corp., Class A	11,707	654,773
DISH Network Corp., Class A(b)	650	28,249
		918,751
Casinos & Gaming–0.20%
Caesars Entertainment, Inc.(b)	550	61,754
Las Vegas Sands Corp.(b)	869	31,805
MGM Resorts International	1,024	44,186
Penn National Gaming, Inc.(b)	408	29,564
Wynn Resorts Ltd.(b)	275	23,306
		190,615
Commodity Chemicals–0.18%
Dow, Inc.	1,919	110,457
LyondellBasell Industries N.V., Class A	681	63,912
		174,369
Communications Equipment–0.84%
Arista Networks, Inc.(b)	145	49,828
Cisco Systems, Inc.	10,760	585,667
F5 Networks, Inc.(b)	155	30,811
Juniper Networks, Inc.	832	22,897
Motorola Solutions, Inc.	436	101,291
		790,494
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	584	61,735
Construction & Engineering–0.04%
Quanta Services, Inc.	366	41,658
Construction Machinery & Heavy Trucks–0.49%
Caterpillar, Inc.	1,398	268,374
Cummins, Inc.	373	83,761
PACCAR, Inc.	889	70,160
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	469	$40,432
		462,727
Construction Materials–0.12%
Martin Marietta Materials, Inc.	160	54,669
Vulcan Materials Co.	339	57,345
		112,014
Consumer Electronics–0.07%
Garmin Ltd.	396	61,562
Consumer Finance–0.66%
American Express Co.	1,648	276,089
Capital One Financial Corp.	1,143	185,132
Discover Financial Services	766	94,103
Synchrony Financial	1,458	71,267
		626,591
Copper–0.13%
Freeport-McMoRan, Inc.	3,756	122,183
Data Processing & Outsourced Services–3.66%
Automatic Data Processing, Inc.	1,086	217,113
Broadridge Financial Solutions, Inc.	297	49,492
Fidelity National Information Services, Inc.	1,583	192,620
Fiserv, Inc.(b)	1,526	165,571
FleetCor Technologies, Inc.(b)	211	55,128
Global Payments, Inc.	754	118,815
Jack Henry & Associates, Inc.	190	31,171
Mastercard, Inc., Class A	2,230	775,326
Paychex, Inc.	820	92,209
PayPal Holdings, Inc.(b)	3,007	782,452
Visa, Inc., Class A	4,321	962,503
Western Union Co. (The)	1,069	21,615
		3,464,015
Distillers & Vintners–0.13%
Brown-Forman Corp., Class B	482	32,299
Constellation Brands, Inc., Class A	433	91,229
		123,528
Distributors–0.13%
Genuine Parts Co.	367	44,491
LKQ Corp.(b)	692	34,822
Pool Corp.	103	44,744
		124,057
Diversified Banks–3.29%
Bank of America Corp.	18,952	804,512
Citigroup, Inc.	5,188	364,094
JPMorgan Chase & Co.	7,648	1,251,901
U.S. Bancorp	3,461	205,722
Wells Fargo & Co.	10,510	487,769
		3,113,998
Diversified Chemicals–0.04%
Eastman Chemical Co.	347	34,957
Diversified Support Services–0.17%
Cintas Corp.	226	86,029
Copart, Inc.(b)	550	76,296
		162,325
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	1,835	$86,337
Electric Utilities–1.55%
Alliant Energy Corp.	640	35,827
American Electric Power Co., Inc.	1,280	103,910
Duke Energy Corp.	1,963	191,569
Edison International	971	53,861
Entergy Corp.	514	51,045
Evergy, Inc.	600	37,320
Eversource Energy	874	71,458
Exelon Corp.	2,502	120,947
FirstEnergy Corp.	1,393	49,619
NextEra Energy, Inc.	5,008	393,228
NRG Energy, Inc.	626	25,560
Pinnacle West Capital Corp.	289	20,912
PPL Corp.	1,970	54,924
Southern Co. (The)	2,702	167,443
Xcel Energy, Inc.	1,385	86,563
		1,464,186
Electrical Components & Equipment–0.55%
AMETEK, Inc.	588	72,918
Eaton Corp. PLC	1,020	152,296
Emerson Electric Co.	1,532	144,314
Generac Holdings, Inc.(b)	160	65,387
Rockwell Automation, Inc.	296	87,036
		521,951
Electronic Components–0.19%
Amphenol Corp., Class A	1,526	111,749
Corning, Inc.	1,968	71,812
		183,561
Electronic Equipment & Instruments–0.27%
Keysight Technologies, Inc.(b)	471	77,381
Teledyne Technologies, Inc.(b)	121	51,979
Trimble, Inc.(b)	644	52,969
Zebra Technologies Corp., Class A(b)	136	70,097
		252,426
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	99	15,682
TE Connectivity Ltd.	843	115,676
		131,358
Environmental & Facilities Services–0.25%
Republic Services, Inc.	538	64,592
Rollins, Inc.	575	20,315
Waste Management, Inc.	992	148,165
		233,072
Fertilizers & Agricultural Chemicals–0.18%
CF Industries Holdings, Inc.	559	31,203
Corteva, Inc.	1,879	79,068
FMC Corp.	340	31,131
Mosaic Co. (The)	905	32,327
		173,729
Financial Exchanges & Data–1.07%
Cboe Global Markets, Inc.	273	33,814
CME Group, Inc., Class A	916	177,136
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	1,437	$164,996
MarketAxess Holdings, Inc.	98	41,228
Moody’s Corp.	414	147,016
MSCI, Inc.	210	127,751
Nasdaq, Inc.	305	58,871
S&P Global, Inc.	615	261,307
		1,012,119
Food Distributors–0.11%
Sysco Corp.	1,315	103,227
Food Retail–0.07%
Kroger Co. (The)	1,741	70,389
Footwear–0.50%
NIKE, Inc., Class B	3,271	475,047
Gas Utilities–0.03%
Atmos Energy Corp.	339	29,900
General Merchandise Stores–0.50%
Dollar General Corp.	603	127,920
Dollar Tree, Inc.(b)	594	56,858
Target Corp.	1,263	288,937
		473,715
Gold–0.12%
Newmont Corp.	2,045	111,043
Health Care Distributors–0.20%
AmerisourceBergen Corp.	389	46,466
Cardinal Health, Inc.	718	35,512
Henry Schein, Inc.(b)	373	28,408
McKesson Corp.	395	78,755
		189,141
Health Care Equipment–3.43%
Abbott Laboratories	4,536	535,838
ABIOMED, Inc.(b)	119	38,737
Baxter International, Inc.	1,284	103,272
Becton, Dickinson and Co.	735	180,678
Boston Scientific Corp.(b)	3,644	158,113
Danaher Corp.	1,626	495,019
DexCom, Inc.(b)	248	135,621
Edwards Lifesciences Corp.(b)	1,587	179,664
Hologic, Inc.(b)	649	47,903
IDEXX Laboratories, Inc.(b)	218	135,574
Intuitive Surgical, Inc.(b)	305	303,216
Medtronic PLC	3,435	430,577
ResMed, Inc.	373	98,304
STERIS PLC	257	52,500
Stryker Corp.	859	226,536
Teleflex, Inc.	119	44,809
Zimmer Biomet Holdings, Inc.	535	78,303
		3,244,664
Health Care Facilities–0.19%
HCA Healthcare, Inc.	631	153,156
Universal Health Services, Inc., Class B	194	26,844
		180,000
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Health Care REITs–0.20%
Healthpeak Properties, Inc.	1,380	$46,202
Ventas, Inc.	991	54,713
Welltower, Inc.	1,069	88,086
		189,001
Health Care Services–0.63%
Cigna Corp.	876	175,340
CVS Health Corp.	3,363	285,384
DaVita, Inc.(b)	168	19,532
Laboratory Corp. of America Holdings(b)	248	69,797
Quest Diagnostics, Inc.	313	45,482
		595,535
Health Care Supplies–0.31%
Align Technology, Inc.(b)	188	125,101
Cooper Cos., Inc. (The)	126	52,077
DENTSPLY SIRONA, Inc.	559	32,450
West Pharmaceutical Services, Inc.	186	78,964
		288,592
Health Care Technology–0.06%
Cerner Corp.	756	53,313
Home Furnishings–0.04%
Leggett & Platt, Inc.	365	16,367
Mohawk Industries, Inc.(b)	143	25,368
		41,735
Home Improvement Retail–1.33%
Home Depot, Inc. (The)	2,721	893,196
Lowe’s Cos., Inc.	1,805	366,162
		1,259,358
Homebuilding–0.22%
D.R. Horton, Inc.	834	70,031
Lennar Corp., Class A	703	65,857
NVR, Inc.(b)	9	43,147
PulteGroup, Inc.	664	30,491
		209,526
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(b)	1,852	30,243
Hotels, Resorts & Cruise Lines–0.67%
Booking Holdings, Inc.(b)	106	251,630
Carnival Corp.(b)	2,043	51,096
Expedia Group, Inc.(b)	367	60,151
Hilton Worldwide Holdings, Inc.(b)	715	94,459
Marriott International, Inc., Class A(b)	700	103,663
Norwegian Cruise Line Holdings Ltd.(b)	947	25,294
Royal Caribbean Cruises Ltd.(b)	578	51,413
		637,706
Household Appliances–0.04%
Whirlpool Corp.	166	33,841
Household Products–1.32%
Church & Dwight Co., Inc.	628	51,854
Clorox Co. (The)	315	52,167
Colgate-Palmolive Co.	2,160	163,253
Kimberly-Clark Corp.	861	114,031
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	6,213	$868,577
		1,249,882
Housewares & Specialties–0.02%
Newell Brands, Inc.	968	21,432
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	287	28,795
Hypermarkets & Super Centers–1.08%
Costco Wholesale Corp.	1,129	507,316
Walmart, Inc.	3,658	509,852
		1,017,168
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	1,705	38,925
Industrial Conglomerates–1.10%
3M Co.	1,479	259,446
General Electric Co.	2,802	288,690
Honeywell International, Inc.	1,773	376,373
Roper Technologies, Inc.	270	120,455
		1,044,964
Industrial Gases–0.56%
Air Products and Chemicals, Inc.	565	144,702
Linde PLC (United Kingdom)	1,322	387,848
		532,550
Industrial Machinery–0.78%
Dover Corp.	369	57,379
Fortive Corp.	917	64,713
IDEX Corp.	194	40,148
Illinois Tool Works, Inc.	734	151,666
Ingersoll Rand, Inc.(b)	1,037	52,275
Otis Worldwide Corp.	1,092	89,850
Parker-Hannifin Corp.	330	92,275
Pentair PLC	439	31,885
Snap-on, Inc.	142	29,671
Stanley Black & Decker, Inc.	417	73,104
Xylem, Inc.	462	57,140
		740,106
Industrial REITs–0.30%
Duke Realty Corp.	990	47,392
Prologis, Inc.	1,889	236,937
		284,329
Insurance Brokers–0.58%
Aon PLC, Class A	577	164,889
Arthur J. Gallagher & Co.	530	78,784
Brown & Brown, Inc.	599	33,215
Marsh & McLennan Cos., Inc.	1,299	196,708
Willis Towers Watson PLC	326	75,782
		549,378
Integrated Oil & Gas–1.27%
Chevron Corp.	4,935	500,656
Exxon Mobil Corp.	10,810	635,844
Occidental Petroleum Corp.	2,218	65,608
		1,202,108
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Integrated Telecommunication Services–1.12%
AT&T, Inc.	18,231	$492,419
Verizon Communications, Inc.	10,572	570,994
		1,063,413
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc.	1,990	154,006
Electronic Arts, Inc.	730	103,843
Take-Two Interactive Software, Inc.(b)	306	47,145
		304,994
Interactive Media & Services–6.64%
Alphabet, Inc., Class A(b)	771	2,061,284
Alphabet, Inc., Class C(b)	721	1,921,689
Facebook, Inc., Class A(b)	6,101	2,070,618
Match Group, Inc.(b)	708	111,149
Twitter, Inc.(b)	2,038	123,075
		6,287,815
Internet & Direct Marketing Retail–4.06%
Amazon.com, Inc.(b)	1,115	3,662,820
eBay, Inc.	1,664	115,931
Etsy, Inc.(b)	323	67,171
		3,845,922
Internet Services & Infrastructure–0.10%
Akamai Technologies, Inc.(b)	417	43,614
VeriSign, Inc.(b)	250	51,253
		94,867
Investment Banking & Brokerage–1.07%
Charles Schwab Corp. (The)	3,830	278,977
Goldman Sachs Group, Inc. (The)	863	326,240
Morgan Stanley	3,736	363,550
Raymond James Financial, Inc.	486	44,848
		1,013,615
IT Consulting & Other Services–1.08%
Accenture PLC, Class A	1,622	518,910
Cognizant Technology Solutions Corp., Class A	1,347	99,961
DXC Technology Co.(b)	663	22,284
Gartner, Inc.(b)	214	65,030
International Business Machines Corp.	2,294	318,705
		1,024,890
Leisure Products–0.03%
Hasbro, Inc.	331	29,532
Life & Health Insurance–0.42%
Aflac, Inc.	1,579	82,313
Globe Life, Inc.	246	21,901
Lincoln National Corp.	452	31,075
MetLife, Inc.	1,864	115,065
Principal Financial Group, Inc.	639	41,152
Prudential Financial, Inc.	990	104,148
		395,654
Life Sciences Tools & Services–1.37%
Agilent Technologies, Inc.	775	122,086
Bio-Rad Laboratories, Inc., Class A(b)	55	41,027
Bio-Techne Corp.	100	48,457
Charles River Laboratories International, Inc.(b)	129	53,234
Illumina, Inc.(b)	373	151,293
Shares		Value
Life Sciences Tools & Services–(continued)
IQVIA Holdings, Inc.(b)	490	$117,375
Mettler-Toledo International, Inc.(b)	59	81,264
PerkinElmer, Inc.	287	49,734
Thermo Fisher Scientific, Inc.	1,007	575,329
Waters Corp.(b)	155	55,382
		1,295,181
Managed Health Care–1.48%
Anthem, Inc.	625	233,000
Centene Corp.(b)	1,498	93,340
Humana, Inc.	328	127,641
UnitedHealth Group, Inc.	2,410	941,684
		1,395,665
Metal & Glass Containers–0.08%
Ball Corp.	836	75,215
Movies & Entertainment–1.59%
Live Nation Entertainment, Inc.(b)	337	30,711
Netflix, Inc.(b)	1,133	691,515
Walt Disney Co. (The)(b)	4,650	786,641
		1,508,867
Multi-line Insurance–0.22%
American International Group, Inc.	2,191	120,264
Assurant, Inc.	151	23,820
Hartford Financial Services Group, Inc. (The)	889	62,452
		206,536
Multi-Sector Holdings–1.37%
Berkshire Hathaway, Inc., Class B(b)(d)	4,744	1,294,827
Multi-Utilities–0.72%
Ameren Corp.	670	54,270
CenterPoint Energy, Inc.	1,459	35,891
CMS Energy Corp.	742	44,320
Consolidated Edison, Inc.	906	65,766
Dominion Energy, Inc.	2,060	150,421
DTE Energy Co.	496	55,408
NiSource, Inc.	1,004	24,327
Public Service Enterprise Group, Inc.	1,291	78,622
Sempra Energy	818	103,477
WEC Energy Group, Inc.	808	71,266
		683,768
Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	355	67,830
Boston Properties, Inc.	364	39,440
Vornado Realty Trust	430	18,064
		125,334
Oil & Gas Equipment & Services–0.22%
Baker Hughes Co., Class A	2,120	52,428
Halliburton Co.	2,279	49,272
Schlumberger N.V.	3,579	106,081
		207,781
Oil & Gas Exploration & Production–0.71%
APA Corp.	968	20,744
ConocoPhillips	3,445	233,468
Coterra Energy, Inc.	1,023	22,260
Devon Energy Corp.	1,566	55,609
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.	436	$41,276
EOG Resources, Inc.	1,494	119,923
Hess Corp.	705	55,068
Marathon Oil Corp.	2,053	28,065
Pioneer Natural Resources Co.	581	96,742
		673,155
Oil & Gas Refining & Marketing–0.27%
Marathon Petroleum Corp.	1,633	100,936
Phillips 66	1,114	78,013
Valero Energy Corp.	1,046	73,816
		252,765
Oil & Gas Storage & Transportation–0.24%
Kinder Morgan, Inc.	4,970	83,148
ONEOK, Inc.	1,140	66,109
Williams Cos., Inc. (The)	3,110	80,673
		229,930
Packaged Foods & Meats–0.77%
Campbell Soup Co.	527	22,034
Conagra Brands, Inc.	1,259	42,642
General Mills, Inc.	1,557	93,140
Hershey Co. (The)	372	62,961
Hormel Foods Corp.	721	29,561
JM Smucker Co. (The)	277	33,248
Kellogg Co.	672	42,954
Kraft Heinz Co. (The)	1,715	63,146
Lamb Weston Holdings, Inc.	372	22,830
McCormick & Co., Inc.	638	51,697
Mondelez International, Inc., Class A	3,586	208,634
Tyson Foods, Inc., Class A	754	59,521
		732,368
Paper Packaging–0.25%
Amcor PLC	3,826	44,343
Avery Dennison Corp.	212	43,929
International Paper Co.	1,000	55,920
Packaging Corp. of America	251	34,497
Sealed Air Corp.	403	22,080
WestRock Co.	697	34,732
		235,501
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	591	177,259
Pharmaceuticals–3.55%
Bristol-Myers Squibb Co.	5,704	337,506
Catalent, Inc.(b)	436	58,019
Eli Lilly and Co.	2,032	469,494
Johnson & Johnson	6,737	1,088,025
Merck & Co., Inc.	6,466	485,661
Organon & Co.	649	21,281
Pfizer, Inc.	14,349	617,150
Viatris, Inc.	3,095	41,937
Zoetis, Inc.	1,213	235,492
		3,354,565
Property & Casualty Insurance–0.66%
Allstate Corp. (The)	764	97,265
Chubb Ltd.	1,123	194,818
Shares		Value
Property & Casualty Insurance–(continued)
Cincinnati Financial Corp.	384	$43,860
Loews Corp.	520	28,044
Progressive Corp. (The)	1,494	135,043
Travelers Cos., Inc. (The)	642	97,590
W.R. Berkley Corp.	367	26,857
		623,477
Publishing–0.03%
News Corp., Class A	1,001	23,553
News Corp., Class B	334	7,759
		31,312
Railroads–0.76%
CSX Corp.	5,801	172,522
Kansas City Southern	233	63,059
Norfolk Southern Corp.	633	151,445
Union Pacific Corp.	1,669	327,141
		714,167
Real Estate Services–0.09%
CBRE Group, Inc., Class A(b)	859	83,632
Regional Banks–1.07%
Citizens Financial Group, Inc.	1,091	51,255
Comerica, Inc.	343	27,612
Fifth Third Bancorp	1,767	74,992
First Republic Bank	447	86,217
Huntington Bancshares, Inc.	3,779	58,423
KeyCorp	2,448	52,926
M&T Bank Corp.	329	49,133
People’s United Financial, Inc.	1,167	20,388
PNC Financial Services Group, Inc. (The)	1,085	212,269
Regions Financial Corp.	2,443	52,060
SVB Financial Group(b)	150	97,032
Truist Financial Corp.	3,434	201,404
Zions Bancorporation N.A.	428	26,489
		1,010,200
Reinsurance–0.03%
Everest Re Group Ltd.	104	26,081
Research & Consulting Services–0.40%
Equifax, Inc.	311	78,814
IHS Markit Ltd.	1,020	118,952
Jacobs Engineering Group, Inc.	333	44,133
Leidos Holdings, Inc.	353	33,934
Nielsen Holdings PLC	918	17,616
Verisk Analytics, Inc.	412	82,511
		375,960
Residential REITs–0.31%
AvalonBay Communities, Inc.	355	78,682
Equity Residential	872	70,562
Essex Property Trust, Inc.	167	53,397
Mid-America Apartment Communities, Inc.	303	56,585
UDR, Inc.	714	37,828
		297,054
Restaurants–1.17%
Chipotle Mexican Grill, Inc.(b)	72	130,861
Darden Restaurants, Inc.	333	50,439
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Domino’s Pizza, Inc.	95	$45,311
McDonald’s Corp.	1,905	459,315
Starbucks Corp.	3,009	331,923
Yum! Brands, Inc.	760	92,956
		1,110,805
Retail REITs–0.27%
Federal Realty Investment Trust	179	21,120
Kimco Realty Corp.	1,602	33,241
Realty Income Corp.	988	64,082
Regency Centers Corp.	392	26,393
Simon Property Group, Inc.	841	109,305
		254,141
Semiconductor Equipment–0.78%
Applied Materials, Inc.	2,344	301,743
Enphase Energy, Inc.(b)	342	51,290
KLA Corp.	392	131,128
Lam Research Corp.	364	207,170
Teradyne, Inc.	422	46,070
		737,401
Semiconductors–4.72%
Advanced Micro Devices, Inc.(b)	3,103	319,299
Analog Devices, Inc.	1,377	230,620
Broadcom, Inc.	1,050	509,177
Intel Corp.	10,383	553,206
Microchip Technology, Inc.	692	106,215
Micron Technology, Inc.	2,863	203,216
Monolithic Power Systems, Inc.	110	53,315
NVIDIA Corp.	6,378	1,321,266
NXP Semiconductors N.V. (China)	679	132,996
Qorvo, Inc.(b)	281	46,980
QUALCOMM, Inc.	2,880	371,462
Skyworks Solutions, Inc.	423	69,702
Texas Instruments, Inc.	2,358	453,231
Xilinx, Inc.	630	95,124
		4,465,809
Soft Drinks–1.20%
Coca-Cola Co. (The)	9,942	521,657
Monster Beverage Corp.(b)	951	84,477
PepsiCo, Inc.	3,538	532,151
		1,138,285
Specialized REITs–1.22%
American Tower Corp.	1,165	309,203
Crown Castle International Corp.	1,104	191,345
Digital Realty Trust, Inc.	723	104,437
Equinix, Inc.	230	181,730
Extra Space Storage, Inc.	342	57,453
Iron Mountain, Inc.	763	33,152
Public Storage	390	115,869
SBA Communications Corp., Class A	280	92,560
Weyerhaeuser Co.	1,919	68,259
		1,154,008
Specialty Chemicals–0.72%
Albemarle Corp.	299	65,472
Celanese Corp.	278	41,878
DuPont de Nemours, Inc.	1,338	90,971
Shares		Value
Specialty Chemicals–(continued)
Ecolab, Inc.	634	$132,265
International Flavors & Fragrances, Inc.	638	85,313
PPG Industries, Inc.	608	86,950
Sherwin-Williams Co. (The)	620	173,433
		676,282
Specialty Stores–0.16%
Bath & Body Works, Inc.	678	42,734
Tractor Supply Co.	288	58,352
Ulta Beauty, Inc.(b)	140	50,529
		151,615
Steel–0.08%
Nucor Corp.	763	75,148
Systems Software–6.60%
Fortinet, Inc.(b)	345	100,754
Microsoft Corp.	19,233	5,422,167
NortonLifeLock, Inc.	1,487	37,621
Oracle Corp.	4,216	367,340
ServiceNow, Inc.(b)	507	315,491
		6,243,373
Technology Distributors–0.07%
CDW Corp.	352	64,071
Technology Hardware, Storage & Peripherals–6.30%
Apple, Inc.	40,185	5,686,177
Hewlett Packard Enterprise Co.	3,342	47,624
HP, Inc.	3,074	84,105
NetApp, Inc.	573	51,432
Seagate Technology Holdings PLC	531	43,818
Western Digital Corp.(b)	784	44,249
		5,957,405
Tobacco–0.63%
Altria Group, Inc.	4,725	215,082
Philip Morris International, Inc.	3,980	377,264
		592,346
Trading Companies & Distributors–0.19%
Fastenal Co.	1,466	75,660
United Rentals, Inc.(b)	185	64,922
W.W. Grainger, Inc.	109	42,844
		183,426
Trucking–0.11%
J.B. Hunt Transport Services, Inc.	221	36,956
Old Dominion Freight Line, Inc.	239	68,349
		105,305
Water Utilities–0.08%
American Water Works Co., Inc.	463	78,266
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	1,496	191,129
Total Common Stocks & Other Equity Interests (Cost $20,389,876)		93,516,502
Money Market Funds–1.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e)	431,947	431,947
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(e)	308,411	$308,534
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(e)	493,654	493,654
Total Money Market Funds (Cost $1,234,135)		1,234,135
TOTAL INVESTMENTS IN SECURITIES–100.13% (Cost $21,624,011)		94,750,637
OTHER ASSETS LESS LIABILITIES—(0.13)%		(119,517)
NET ASSETS–100.00%		$94,631,120
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2021	Dividend Income
Invesco Ltd.	$19,469	$-	$(6,308)	$7,858	$53	$21,072	$524
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	431,341	3,601,098	(3,600,492)	-	-	431,947	96
Invesco Liquid Assets Portfolio, Institutional Class	321,504	2,569,958	(2,582,960)	42	(10)	308,534	50
Invesco Treasury Portfolio, Institutional Class	492,961	4,115,541	(4,114,848)	-	-	493,654	39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	625,638	(625,638)	-	-	-	1*
Invesco Private Prime Fund	-	938,425	(938,425)	-	-	-	27*
Total	$1,265,275	$11,850,660	$(11,868,671)	$7,900	$43	$1,255,207	$737

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	December-2021	$1,074,438	$(51,410)	$(51,410)

(a)	Futures contracts collateralized by $38,415 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$93,516,502	$—	$—	$93,516,502
Money Market Funds	1,234,135	—	—	1,234,135
Total Investments in Securities	94,750,637	—	—	94,750,637
Other Investments - Liabilities*
Futures Contracts	(51,410)	—	—	(51,410)
Total Investments	$94,699,227	$—	$—	$94,699,227

*	Unrealized appreciation (depreciation).
Invesco V.I. S&P 500 Index Fund